Shareholder Report, Average Annual Return (Details)			12 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended
	Aug. 24, 2018	Jul. 18, 2018	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000198447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Impact Shares YWCA Women's Empowerment ETF
C000198448
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Impact Shares NAACP Minority Empowerment ETF
Without Sales Load [Member] | C000198447
Average Annual Return [Line Items]
Average Annual Return, Percent			19.64%	16.51%	14.84%
Without Sales Load [Member] | C000198448
Average Annual Return [Line Items]
Average Annual Return, Percent			26.38%	15.80%		14.46%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent			23.88%	14.61%	13.07%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Average Annual Return, Percent			23.88%	14.61%		13.26%
Morningstar Women's Empowerment Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Women's Empowerment Index
Average Annual Return, Percent			19.52%	13.56%	12.04%
Morningstar US Large-Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Index
Average Annual Return, Percent			24.19%	14.21%	12.68%
Morningstar Minority Empowerment Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Minority Empowerment Index
Average Annual Return, Percent			25.61%	13.99%		12.97%
Morningstar US Large-Mid Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Large-Mid Cap Index
Average Annual Return, Percent			24.19%	14.21%		12.87%